Segment information - Contributions by Reportable Segments (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	[1],[2]	£ 15,602.4	£ 15,804.2		£ 14,887.3
Headline PBIT	[3]	2,047.3	2,267.1		2,160.3
Share-based payments		84.8	105.0		106.5
Capital additions	[1],[4]	375.2	326.2		285.1
Depreciation and amortisation	[1],[5]	263.8	267.0		259.4
Goodwill impairment		183.9	27.1		27.0
Share of results of associates		43.5	113.5	[2]	49.8	[2]
Interests in associates and joint ventures		796.8	1,065.2		1,069.4
Advertising and media investment management [member]
Disclosure of operating segments [line items]
Revenue	[1],[2]	7,132.4	7,368.7		6,709.4
Revenue less pass-through costs	[2],[6]	5,529.7	5,889.3		5,450.9
Headline PBIT	[3]	£ 972.4	£ 1,109.0		£ 1,027.2
Headline PBIT margin	[7]	17.60%	18.80%		18.80%
Share-based payments		£ 41.9	£ 57.0		£ 60.7
Capital additions	[1],[4]	190.8	171.3		126.2
Depreciation and amortisation	[1],[5]	111.8	108.8		105.4
Goodwill impairment		148.0	19.5		20.9
Share of results of associates		16.6	27.0		8.3
Interests in associates and joint ventures		203.4	193.1		285.6
Data investment management [member]
Disclosure of operating segments [line items]
Revenue	[1],[2]	2,582.5	2,703.4		2,672.4
Revenue less pass-through costs	[2],[6]	1,965.4	2,052.1		1,994.0
Headline PBIT	[3]	£ 301.1	£ 350.3		£ 351.5
Headline PBIT margin	[7]	15.30%	17.10%		17.60%
Share-based payments		£ 12.8	£ 14.4		£ 13.0
Capital additions	[1],[4]	68.9	58.8		61.5
Depreciation and amortisation	[1],[5]	56.6	59.9		60.9
Goodwill impairment		0.9
Share of results of associates		12.5	15.3		13.2
Interests in associates and joint ventures		113.1	106.3		109.4
Public relations & public affairs [member]
Disclosure of operating segments [line items]
Revenue	[1],[2]	1,210.7	1,204.0		1,130.6
Revenue less pass-through costs	[2],[6]	1,136.3	1,140.6		1,078.5
Headline PBIT	[3]	£ 183.7	£ 183.2		£ 179.8
Headline PBIT margin	[7]	16.20%	16.10%		16.70%
Share-based payments		£ 8.3	£ 8.6		£ 7.5
Capital additions	[1],[4]	13.4	10.6		10.3
Depreciation and amortisation	[1],[5]	13.8	12.2		11.6
Goodwill impairment			7.6
Share of results of associates		5.2	6.3		3.2
Interests in associates and joint ventures		39.5	34.2		108.1
Brand consulting, health & wellness and specialist communications [member]
Disclosure of operating segments [line items]
Revenue	[1],[2]	4,676.8	4,528.1		4,374.9
Revenue less pass-through costs	[2],[6]	4,195.2	4,087.6		3,905.2
Headline PBIT	[3]	£ 590.1	£ 624.6		£ 601.8
Headline PBIT margin	[7]	14.10%	15.30%		15.40%
Share-based payments		£ 21.8	£ 25.0		£ 25.3
Capital additions	[1],[4]	102.1	85.5		87.1
Depreciation and amortisation	[1],[5]	81.6	86.1		81.5
Goodwill impairment		35.0			6.1
Share of results of associates		9.2	64.9		25.1
Interests in associates and joint ventures		£ 440.8	£ 731.6		£ 566.3

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[3]	A reconciliation from profit before interest and taxation to headline PBIT is provided in note 29. PBIT is reconciled to reported profit before taxation in the consolidated income statement.
[4]	Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[5]	Depreciation of property, plant and equipment and amortisation of other intangible assets.
[6]	Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
[7]	Headline PBIT margin is calculated as headline PBIT (defined above) as a percentage of revenue less pass-through costs. Previously referred to as revenue less pass-through costs margin.